SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021	May 18, 2022	Dec. 28, 2019
Segment Reporting Information [Line Items]
Total Revenue	$ 66,120	$ 47,501	$ 175,066	$ 146,982	$ 197,770	$ 204,527
Total Gross Profit	12,325	9,624	31,357	26,658	33,867	34,813
Selling, general and administrative expenses	(11,043)	(8,463)	(30,416)	(25,811)	(35,305)	(37,506)
Impairment of goodwill					(3,104)	(2,969)
Depreciation and amortization	(787)	(688)	(2,140)	(2,122)	(2,758)	(3,118)
Interest expense					(3,856)	(7,195)
Amortization of debt discount and deferred financing costs			(518)	(365)	(359)	(559)
Re-measurement gain (loss) on intercompany note	1,009	(315)		(219)	(260)	584
Gain from sale of business						124
PPP forgiveness gain					19,609
Other income					(33)	84
Loss Before Provision for Income Tax	1,094	8,844	(3,491)	14,975	7,801	(15,742)
Total Assets	95,574		95,574		73,690	86,884
Total Goodwill	27,696		27,696		23,828	27,045	$ 5,974	$ 31,049
Permanent Placement Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,386	1,333	4,367	3,708
Temporary Contractor Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	64,734	46,168	170,699	143,274
UNITED STATES
Segment Reporting Information [Line Items]
Total Revenue					135,398	137,447
Total Assets	73,466		73,466		49,652	53,593
Total Goodwill					12,082	12,082
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total Revenue					62,372	67,080
Total Assets	22,108		22,108		24,038	33,291
Total Goodwill					11,746	14,963
Commercial Staffing & US [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total Revenue	25,940	29,601	83,350	88,240	118,879	113,970
Total Gross Profit	5,034	5,195	15,197	15,422	20,801	17,845
Commercial Staffing & US [Member] | UNITED STATES | Permanent Placement Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	128	147	357	290
Commercial Staffing & US [Member] | UNITED STATES | Temporary Contractor Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	25,812	29,454	82,993	87,950
Professional Staffing - US [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total Revenue	25,756	4,536	45,292	12,215	16,519	23,477
Total Gross Profit	4,715	1,200	8,286	3,146	4,476	7,546
Professional Staffing - US [Member] | UNITED STATES | Permanent Placement Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	245	328	894	851
Professional Staffing - US [Member] | UNITED STATES | Temporary Contractor Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	25,511	4,208	44,398	11,364
Professional Staffing - UK [Member] | UNITED KINGDOM
Segment Reporting Information [Line Items]
Total Revenue	14,424	13,364	46,424	46,527	62,372	67,080
Total Gross Profit	2,576	3,229	7,874	8,090	$ 8,590	$ 9,422
Professional Staffing - UK [Member] | UNITED KINGDOM | Permanent Placement Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,013	858	3,116	2,567
Professional Staffing - UK [Member] | UNITED KINGDOM | Temporary Contractor Revenue [Member]
Segment Reporting Information [Line Items]
Total Revenue	$ 13,411	$ 12,506	$ 43,308	$ 43,960